Cover	Jan. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Entity File Number	000-26439
Entity Registrant Name	COMMUNITY REDEVELOPMENT INC.
Entity Central Index Key	0001084551
Entity Tax Identification Number	85-2629422
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	9 C Medway Road
Entity Address, Address Line Two	#214
Entity Address, City or Town	Milford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01757
City Area Code	(410)
Local Phone Number	224-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false